Average Annual Total Returns (Vanguard Growth and Income Fund)	18 Months Ended
Mar. 31, 2011
Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.62%
Five Years	0.44%
Ten Years	0.82%
Inception Date	Dec. 10, 1986
Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.71%
Five Years	0.58%
Since Inception	1.48%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.32%
Five Years	(0.22%)
Ten Years	0.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.86%
Five Years	0.36%
Ten Years	0.63%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Since Inception	2.01%